Stock-Based Compensation and Other Employee Benefit Plans - Additional Information (Detail) (USD $)	9 Months Ended			12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2013	Mar. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair market value of non-statutory options	85.00%
Percentage of option vested at one year anniversary	25.00%
Performance-based options outstanding	54,587,814		41,020,888	43,314,728
Option granted to purchase of common stock	18,511,572		15,244,944	12,707,000	14,333,676
Options exercisable, weighted average exercise price	$ 5.91		$ 0.60	$ 2.44	$ 0.18
Common stock, Weighted average grant date fair value per share			$ 0.35	$ 2.71	$ 0.11
Options granted, total estimated fair value			$ 10,600,000	$ 34,400,000	$ 1,500,000
Stock awards, vesting period				4 years
Expected dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%
Cash dividends	0
Options to purchase shares	5,638,830			8,931,876
Total intrinsic value of options exercised	40,400,000			26,200,000
Total fair value of stock options vested	14,700,000
Expense related to accelerated vesting of stock options	3,000,000
Unrecognized compensation cost	97,800,000			35,100,000
Unrecognized compensation cost expected period for recognition	3 years 7 months 6 days			3 years 4 months 24 days
Income tax expense (benefit) from share based compensation				0
Employer 401(k) plan match to employee's eligible earnings, percentage	3.00%
Employer maximum annual match per employee for 401(k) plan	5,000
Employer 401 (k) total match expense	600,000
Developing software
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense, capitalized amount	1,200,000
Service Based Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option granted to purchase of common stock	18,511,572				12,006,348
Options exercisable, weighted average exercise price	$ 5.91
Common stock, Weighted average grant date fair value per share	$ 4.37
Options granted, total estimated fair value	$ 81,000,000
Stock awards, vesting period	4 years			4 years
Performance Based Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options expiration in period from the date of grant	10 years
Performance-based options outstanding	0			0
Option granted to purchase of common stock					2,327,328
Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options expiration in period from the date of grant	10 years